UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2010

                                                                      (Form N-Q)

48454-1210                                  (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
October 31, 2010 (unaudited)

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.3%)

             COMMON STOCKS (98.8%)

             CONSUMER DISCRETIONARY (14.2%)
             ------------------------------
             ADVERTISING (0.7%)
  180,544    Omnicom Group, Inc.                                                          $    7,937
                                                                                          ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
  110,064    Coach, Inc.                                                                       5,503
                                                                                          ----------
             APPAREL RETAIL (1.3%)
   41,204    Aeropostale, Inc. *                                                               1,005
   39,517    Buckle, Inc. (a)                                                                  1,150
  101,255    Ross Stores, Inc.                                                                 5,973
  102,228    TJX Companies, Inc.                                                               4,691
   82,200    Urban Outfitters, Inc. *                                                          2,529
                                                                                          ----------
                                                                                              15,348
                                                                                          ----------
             AUTO PARTS & EQUIPMENT (0.3%)
   58,300    BorgWarner, Inc. *                                                                3,271
                                                                                          ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
  483,851    Ford Motor Co. *                                                                  6,837
                                                                                          ----------
             AUTOMOTIVE RETAIL (1.1%)
   80,304    Advance Auto Parts, Inc.                                                          5,218
  134,400    O'Reilly Automotive, Inc. *                                                       7,863
                                                                                          ----------
                                                                                              13,081
                                                                                          ----------
             CABLE & SATELLITE (0.2%)
   59,700    Scripps Networks Interactive "A"                                                  3,038
                                                                                          ----------
             CASINOS & GAMING (0.5%)
  120,473    Las Vegas Sands Corp. *                                                           5,527
                                                                                          ----------
             DEPARTMENT STORES (0.8%)
  178,100    Kohl's Corp. *                                                                    9,119
                                                                                          ----------
             EDUCATION SERVICES (0.3%)
   55,220    ITT Educational Services, Inc. *(a)                                               3,563
                                                                                          ----------
             FOOTWEAR (0.5%)
   70,300    NIKE, Inc. "B"                                                                    5,725
                                                                                          ----------
             HOME IMPROVEMENT RETAIL (0.3%)
  122,887    Home Depot, Inc.                                                                  3,795
                                                                                          ----------
             HOTELS, RESORTS, & CRUISE LINES (1.0%)
   94,399    Carnival Corp.                                                                    4,075
  148,902    Ctrip.com International Ltd. ADR *                                                7,754
                                                                                          ----------
                                                                                              11,829
                                                                                          ----------

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1  | USAA Aggressive Growth Fund

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             INTERNET RETAIL (4.7%)
  135,654    Amazon.com, Inc. *                                                           $   22,402
  206,317    Expedia, Inc.                                                                     5,973
   21,800    Netflix, Inc. *                                                                   3,782
   62,571    Priceline.com, Inc. *                                                            23,577
                                                                                          ----------
                                                                                              55,734
                                                                                          ----------
             MOVIES & ENTERTAINMENT (0.3%)
  263,000    News Corp. "A"                                                                    3,803
                                                                                          ----------
             RESTAURANTS (1.0%)
  172,804    Starbucks Corp.                                                                   4,921
  145,600    Yum! Brands, Inc.                                                                 7,216
                                                                                          ----------
                                                                                              12,137
                                                                                          ----------
             SPECIALTY STORES (0.2%)
  105,800    Dick's Sporting Goods, Inc. *                                                     3,049
                                                                                          ----------
             Total Consumer Discretionary                                                    169,296
                                                                                          ----------
             CONSUMER STAPLES (2.8%)
             -----------------------
             BREWERS (0.4%)
   82,863    Anheuser-Busch InBev NV ADR                                                       5,212
                                                                                          ----------
             HOUSEHOLD PRODUCTS (0.2%)
   31,610    Clorox Co.                                                                        2,104
                                                                                          ----------
             HYPERMARKETS & SUPER CENTERS (0.5%)
   91,200    Costco Wholesale Corp.                                                            5,725
                                                                                          ----------
             PACKAGED FOODS & MEAT (0.7%)
   70,606    General Mills, Inc.                                                               2,650
  156,100    Green Mountain Coffee Roasters, Inc. *(a)                                         5,150
                                                                                          ----------
                                                                                               7,800
                                                                                          ----------
             PERSONAL PRODUCTS (0.5%)
   92,000    Estee Lauder Companies, Inc. "A"                                                  6,548
                                                                                          ----------
             SOFT DRINKS (0.5%)
   91,200    PepsiCo, Inc.                                                                     5,955
                                                                                          ----------
             Total Consumer Staples                                                           33,344
                                                                                          ----------
             ENERGY (4.6%)
             -------------
             COAL & CONSUMABLE FUELS (0.5%)
  115,000    Peabody Energy Corp.                                                              6,083
                                                                                          ----------
             INTEGRATED OIL & GAS (0.6%)
   29,013    Exxon Mobil Corp.                                                                 1,929
   68,346    Occidental Petroleum Corp.                                                        5,374
                                                                                          ----------
                                                                                               7,303
                                                                                          ----------
             OIL & GAS EQUIPMENT & SERVICES (2.6%)
   56,290    Baker Hughes, Inc.                                                                2,608
  156,300    FMC Technologies, Inc. *                                                         11,269
   42,992    Oceaneering International, Inc. *                                                 2,660
  200,900    Schlumberger Ltd.                                                                14,041
                                                                                          ----------
                                                                                              30,578
                                                                                          ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   94,670    Anadarko Petroleum Corp.                                                          5,829
                                                                                          ----------
             OIL & GAS REFINING & MARKETING (0.4%)
  305,860    Valero Energy Corp.                                                               5,490
                                                                                          ----------
             Total Energy                                                                     55,283
                                                                                          ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             FINANCIALS (6.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   79,700    Franklin Resources, Inc.                                                     $    9,142
                                                                                          ----------
             CONSUMER FINANCE (0.4%)
  109,357    American Express Co.                                                              4,534
                                                                                          ----------
             DIVERSIFIED BANKS (0.5%)
   80,443    Banco Santander Brasil S.A. ADR                                                   1,158
  183,517    Wells Fargo & Co.                                                                 4,786
                                                                                          ----------
                                                                                               5,944
                                                                                          ----------
             INVESTMENT BANKING & BROKERAGE (2.7%)
  165,651    Goldman Sachs Group, Inc.                                                        26,661
  316,600    TD Ameritrade Holding Corp. *                                                     5,411
                                                                                          ----------
                                                                                              32,072
                                                                                          ----------
             LIFE & HEALTH INSURANCE (0.6%)
  305,388    Lincoln National Corp.                                                            7,476
                                                                                          ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
  243,300    JPMorgan Chase & Co.                                                              9,155
                                                                                          ----------
             SPECIALIZED FINANCE (1.0%)
   22,400    CME Group, Inc.                                                                   6,488
   47,400    IntercontinentalExchange, Inc. *                                                  5,445
                                                                                          ----------
                                                                                              11,933
                                                                                          ----------
             Total Financials                                                                 80,256
                                                                                          ----------
             HEALTH CARE (6.9%)
             ------------------
             BIOTECHNOLOGY (0.5%)
  102,700    Celgene Corp. *                                                                   6,375
                                                                                          ----------
             HEALTH CARE EQUIPMENT (1.6%)
  133,676    Hologic, Inc. *                                                                   2,142
    3,468    Intuitive Surgical, Inc. *                                                          912
  224,918    Medtronic, Inc.                                                                   7,919
   49,243    Stryker Corp.                                                                     2,437
   78,700    Varian Medical Systems, Inc. *                                                    4,975
                                                                                          ----------
                                                                                              18,385
                                                                                          ----------
             HEALTH CARE SERVICES (1.8%)
  341,800    Express Scripts, Inc. *                                                          16,584
   53,504    Laboratory Corp. of America Holdings *                                            4,351
                                                                                          ----------
                                                                                              20,935
                                                                                          ----------
             HEALTH CARE TECHNOLOGY (0.5%)
   72,600    Cerner Corp. *                                                                    6,376
                                                                                          ----------
             LIFE SCIENCES TOOLS & SERVICES (0.6%)
   91,009    Waters Corp. *                                                                    6,747
                                                                                          ----------
             MANAGED HEALTH CARE (0.4%)
  140,778    UnitedHealth Group, Inc.                                                          5,075
                                                                                          ----------
             PHARMACEUTICALS (1.5%)
  134,400    Shire plc ADR                                                                     9,421
  160,000    Teva Pharmaceutical Industries Ltd. ADR                                           8,304
                                                                                          ----------
                                                                                              17,725
                                                                                          ----------
             Total Health Care                                                                81,618
                                                                                          ----------

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3  | USAA Aggressive Growth Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             INDUSTRIALS (15.1%)
             -------------------
             AEROSPACE & DEFENSE (2.6%)
   86,721    Boeing Co.                                                                   $    6,126
   71,500    Goodrich Corp.                                                                    5,868
  150,915    Honeywell International, Inc.                                                     7,110
  156,300    United Technologies Corp.                                                        11,686
                                                                                          ----------
                                                                                              30,790
                                                                                          ----------
             AIR FREIGHT & LOGISTICS (1.0%)
  168,249    C.H. Robinson Worldwide, Inc.                                                    11,858
                                                                                          ----------
             AIRLINES (0.4%)
  330,250    Southwest Airlines Co.                                                            4,544
                                                                                          ----------
             CONSTRUCTION & ENGINEERING (0.7%)
  172,500    Fluor Corp.                                                                       8,313
                                                                                          ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.3%)
  233,600    Caterpillar, Inc.                                                                18,361
   50,859    Cummins, Inc.                                                                     4,480
  141,900    Deere & Co.                                                                      10,898
   85,352    Joy Global, Inc.                                                                  6,056
                                                                                          ----------
                                                                                              39,795
                                                                                          ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
  111,582    Emerson Electric Co.                                                              6,126
                                                                                          ----------
             INDUSTRIAL CONGLOMERATES (0.9%)
  664,226    General Electric Co.                                                             10,641
                                                                                          ----------
             INDUSTRIAL MACHINERY (4.2%)
  353,500    Danaher Corp.                                                                    15,328
  111,678    Dover Corp.                                                                       5,930
  315,561    Illinois Tool Works, Inc.                                                        14,421
  121,140    Ingersoll-Rand plc                                                                4,762
  117,919    Parker-Hannifin Corp.                                                             9,027
                                                                                          ----------
                                                                                              49,468
                                                                                          ----------
             RAILROADS (1.5%)
  207,400    Union Pacific Corp.                                                              18,185
                                                                                          ----------
             Total Industrials                                                               179,720
                                                                                          ----------
             INFORMATION TECHNOLOGY (44.1%)
             ------------------------------
             APPLICATION SOFTWARE (3.1%)
  122,783    Adobe Systems, Inc. *                                                             3,456
  360,703    Autodesk, Inc. *                                                                 13,050
  217,933    Citrix Systems, Inc. *                                                           13,963
   80,200    Intuit, Inc. *                                                                    3,850
   65,566    Longtop Financial Technologies Ltd. ADR *                                         2,383
                                                                                          ----------
                                                                                              36,702
                                                                                          ----------
             COMMUNICATIONS EQUIPMENT (7.1%)
1,836,376    Cisco Systems, Inc. *                                                            41,924
  478,600    Emulex Corp. *                                                                    5,456
  425,301    Juniper Networks, Inc. *                                                         13,775
  389,000    QUALCOMM, Inc.                                                                   17,556
   92,070    Riverbed Technology, Inc. *                                                       5,298
                                                                                          ----------
                                                                                              84,009
                                                                                          ----------
             COMPUTER HARDWARE (5.4%)
  190,825    Apple, Inc. *                                                                    57,414
  438,037    Dell, Inc. *                                                                      6,299
                                                                                          ----------
                                                                                              63,713
                                                                                          ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             COMPUTER STORAGE & PERIPHERALS (5.5%)
1,564,837    EMC Corp. *                                                                  $   32,877
  485,425    NetApp, Inc. *                                                                   25,849
  238,078    QLogic Corp. *                                                                    4,183
   56,446    SanDisk Corp. *                                                                   2,121
                                                                                          ----------
                                                                                              65,030
                                                                                          ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
  220,100    Visa, Inc. "A"                                                                   17,205
                                                                                          ----------
             ELECTRONIC COMPONENTS (0.5%)
  127,100    Amphenol Corp. "A"                                                                6,372
                                                                                          ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
  160,000    Agilent Technologies, Inc. *                                                      5,568
                                                                                          ----------
             INTERNET SOFTWARE & SERVICES (4.2%)
   99,900    Baidu, Inc. ADR *                                                                10,990
   72,413    eBay, Inc. *                                                                      2,158
   60,123    Google, Inc. "A" *                                                               36,855
                                                                                          ----------
                                                                                              50,003
                                                                                          ----------
             IT CONSULTING & OTHER SERVICES (4.8%)
  417,088    Cognizant Technology Solutions Corp. "A" *                                       27,190
  204,847    International Business Machines Corp.                                            29,416
                                                                                          ----------
                                                                                              56,606
                                                                                          ----------
             SEMICONDUCTORS (5.0%)
  522,962    Altera Corp.                                                                     16,322
  229,255    Analog Devices, Inc.                                                              7,719
  153,059    Broadcom Corp. "A"                                                                6,236
  159,607    Intel Corp.                                                                       3,203
  526,661    Intersil Corp. "A" (a)                                                            6,894
  259,029    Texas Instruments, Inc.                                                           7,660
  450,294    Xilinx, Inc.                                                                     12,072
                                                                                          ----------
                                                                                              60,106
                                                                                          ----------
             SYSTEMS SOFTWARE (6.6%)
   96,908    BMC Software, Inc. *                                                              4,405
  146,886    Check Point Software Technologies Ltd. *                                          6,279
  720,709    Microsoft Corp.                                                                  19,200
1,343,330    Oracle Corp.                                                                     39,494
  115,918    Red Hat, Inc. *                                                                   4,899
   58,735    VMware, Inc. "A" *                                                                4,491
                                                                                          ----------
                                                                                              78,768
                                                                                          ----------
             Total Information Technology                                                    524,082
                                                                                          ----------
             MATERIALS (3.4%)
             ----------------
             DIVERSIFIED METALS & MINING (1.3%)
   44,513    Rio Tinto plc ADR                                                                 2,899
  147,356    Teck Cominco Ltd. "B" (a)                                                         6,593
   70,900    Walter Industries, Inc.                                                           6,236
                                                                                          ----------
                                                                                              15,728
                                                                                          ----------
             SPECIALTY CHEMICALS (0.4%)
  106,500    Ecolab, Inc.                                                                      5,252
                                                                                          ----------
             STEEL (1.7%)
  222,772    Cliffs Natural Resources, Inc.                                                   14,525
  143,311    Nucor Corp.                                                                       5,477
                                                                                          ----------
                                                                                              20,002
                                                                                          ----------
             Total Materials                                                                  40,982
                                                                                          ----------

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
  203,600    American Tower Corp. "A" *                                                   $   10,508
                                                                                          ----------
             Total Common Stocks (cost: $1,020,227)                                        1,175,089
                                                                                          ----------
             PREFERRED SECURITIES (0.5%)

             ENERGY (0.5%)
             -------------
             INTEGRATED OIL & GAS (0.5%)
  191,200    Petroleo Brasileiro S.A. ADR (cost: $5,849)                                       5,964
                                                                                          ----------
             Total Equity Securities
             (cost: $1,026,076)                                                            1,181,053
                                                                                          ----------
             MONEY MARKET INSTRUMENTS (0.3%)

             MONEY MARKET FUNDS (0.3%)
3,216,690    State Street Institutional Liquid Reserve Fund, 0.27%(b) (cost: $3,217)           3,217
                                                                                          ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.9%)

             MONEY MARKET FUNDS (0.0%)
  128,744    Blackrock Liquidity Funds TempFund Portfolio, 0.21%(b)                              129
                                                                                          ----------

PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (0.9%)
$   7,641    Credit Suisse First Boston, LLC, 0.22%, acquired on 10/29/2010 and due
               11/01/2010 at $7,641 (collateralized by $7,710 of Fannie Mae(c), 1.00%,
               due 11/23/2011; market value $7,799)                                            7,641
    2,403    Deutsche Bank Securities, Inc., 0.21%, acquired on 10/29/2010 and due
               11/01/2010 at $2,403 (collateralized by $5,215 of U.S. Treasury, 3.96%(d),
               due 8/15/2029; market value $2,451)                                             2,403
                                                                                          ----------
             Total Repurchase Agreements                                                      10,044
                                                                                          ----------
             Total Short-term Investments Purchased With Cash Collateral From
             Securities Loaned(cost: $10,173)                                                 10,173
                                                                                          ----------

             TOTAL INVESTMENTS (COST: $1,039,466)                                         $1,194,443
                                                                                          ==========

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                                                   Portfolio of Investments |  6

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                          (LEVEL 1)
                                        QUOTED PRICES      (LEVEL 2)
                                          IN ACTIVE          OTHER          (LEVEL 3)
                                           MARKETS        SIGNIFICANT      SIGNIFICANT
                                        FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                     ASSETS           INPUTS           INPUTS               TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                         $   1,175,089     $        --     $         --     $  1,175,089
  PREFERRED SECURITIES                          5,964              --               --            5,964
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                            3,217              --               --            3,217
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                              129              --               --              129
  REPURCHASE AGREEMENTS                            --          10,044               --           10,044
-------------------------------------------------------------------------------------------------------
Total                                   $   1,184,399     $    10,044     $         --     $  1,194,443
-------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares and Aggressive Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================

8  | USAA Aggressive Growth Fund

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

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9  | USAA Aggressive Growth Fund

================================================================================

indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2010, was approximately $9,884,000.

E. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $165,619,000 and $10,642,000, respectively, resulting in net unrealized appreciation of $154,977,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,188,869,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.6% of net assets at October 31, 2010.

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                                         Notes to Portfolio of Investments |  10

================================================================================

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of October 31, 2010.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency,instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*    Non-income-producing security.

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11  | USAA Aggressive Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.